Pay vs Performance Disclosure - USD ($)		5 Months Ended	7 Months Ended	12 Months Ended
		May 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO (Current)(1) ($)	Compensation Actually Paid to PEO (Current)(2) ($)	Summary Compensation Table Total for PEO (Former)(1) ($)	Compensation Actually Paid to PEO (Former)(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3) ($)	Value of Initial Fixed $100 Investment based on TSR ($)(4)	Net Loss ($)(5)
2024	855,758	876,625	838,107	291,731	523,739	455,023	112.35	(9,664,547)
2023	-	-	909,645	784,310	707,875	657,924	82.36	(4,303,197)
2022	-	-	1,100,918	1,563,716	489,021	595,800	91.18	(7,937,497)

Named Executive Officers, Footnote [Text Block]				The dollar amounts reported in this column are the amounts of total compensation reported in the “Total” column of the Summary Compensation Table for the 2022, 2023 and 2024 fiscal years for the persons who served as our principal executive officer (“PEO”) for the applicable year. Effective May 2024, Mr. Fleming resigned as our PEO. Mr. Fleming’s compensation information for 2024 is included in this table as a former PEO in accordance with Item 402(v) of Regulation S-K. Mr. Fleming’s compensation information for 2022 and 2023 is included because he served as our PEO such years. Effective May 2024, Mr. Nixon was appointed as Chief Executive Officer, and since such date, has performed the duties of PEO. For additional information, see “Executive Compensation—Summary Compensation Table.”
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
	2024			2023		2022
	PEO	Former PEO	Non-PEO NEOs	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs
Summary Compensation Table Total ($)	855,758	838,107	523,739	909,645	707,875	1,100,918	489,021
Adjustments
Stock Awards ($)	(338,091)	(467,483)	(271,267)	(362,046)	(175,006)	(507,275)	(191,681)
Fair Value of Equity Awards ($)
Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year	358,958	210,687	257,333	287,207	173,319	856,811	189,530
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in the Prior Year	-	(43,205)	(39,460)	(61,098)	(23,764)	114,537	38,041
Change in Fair Value of Prior Year Equity Awards Vested in the Covered Year	-	(21,640)	(15,322)	(53,960)	(24,500)	(1,275)	408
Fair Value on Vesting Date of Equity Awards Granted and Vested in the Covered Year	-	-	-	64,562	-	-	70,481
Fair Value of Equity Awards Granted in any Prior Year that Failed to Meet Vesting Conditions	-	(224,735)	-	-	-	-	-
Total Adjustments for Fair Value of Equity Awards ($)	358,958	(78,893)	202,551	236,711	125,055	970,073	298,460
Compensation Actually Paid ($)	876,625	291,731	455,023	784,310	657,924	1,563,716	595,800

Compensation Actually Paid and Cumulative TSR

Compensation Actually Paid and Cumulative TSR

The following chart sets forth the relationship between compensation actually paid to our current PEO and former PEO, the average of compensation actually paid to our non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid and Net Loss

Compensation Actually Paid and Net Loss

The following chart sets forth the relationship between compensation actually paid to our current PEO and former PEO, the average of compensation actually paid to our non-PEO NEOs, and our net loss during the three most recently completed fiscal years.

Total Shareholder Return Amount	[1]			$ 112.35	$ 82.36	$ 91.18
Net Income (Loss) Attributable to Parent	[2]			$ (9,664,547)	$ (4,303,197)	$ (7,937,497)
PEO Name		Mr. Fleming	Mr. Nixon		Mr. Fleming	Mr. Fleming
Additional 402(v) Disclosure [Text Block]				The dollar amounts reported in this column represent the amount of “compensation actually paid” to our current and former PEO and our other NEOs (on average), as computed in accordance with Item 402(v) of Regulation S-K. “Compensation actually paid” is computed by subtracting the amounts in the “Stock Awards” column of the Summary Compensation Table for the applicable year from the “Total” column of the Summary Compensation Table for the applicable year and then, as applicable: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; (v) subtracting, for any awards granted in any prior year that fail to meet the applicable vesting conditions during the reporting year, the amount equal to the fair value at the end of the prior year and (vi) adding the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The following table reflects the adjustments made to compute “compensation actually paid”:
PEO [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table Total ($)	[3]			$ 855,758
Compensation Actually Paid ($)	[4]			876,625
Total Adjustments for Fair Value of Equity Awards ($)				358,958
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Fair Value of Equity Awards ($)				(338,091)
PEO [Member] | Fair Value of Outstanding and Unvested Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Fair Value of Equity Awards ($)				358,958
PEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Fair Value of Equity Awards ($)
PEO [Member] | Change in Fair Value of Prior Year Equity Awards Vested [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Fair Value of Equity Awards ($)
PEO [Member] | Fair Value on Vesting date of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Fair Value of Equity Awards ($)
PEO [Member] | Fair Value of Equity Awards Granted in any Prior Year that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Fair Value of Equity Awards ($)
Former PEO [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table Total ($)	[3]			838,107	909,645	1,100,918
Compensation Actually Paid ($)	[4]			291,731	784,310	1,563,716
Total Adjustments for Fair Value of Equity Awards ($)				(78,893)	236,711	970,073
Former PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Fair Value of Equity Awards ($)				(467,483)	(362,046)	(507,275)
Former PEO [Member] | Fair Value of Outstanding and Unvested Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Fair Value of Equity Awards ($)				210,687	287,207	856,811
Former PEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Fair Value of Equity Awards ($)				(43,205)	(61,098)	114,537
Former PEO [Member] | Change in Fair Value of Prior Year Equity Awards Vested [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Fair Value of Equity Awards ($)				(21,640)	(53,960)	(1,275)
Former PEO [Member] | Fair Value on Vesting date of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Fair Value of Equity Awards ($)					64,562
Former PEO [Member] | Fair Value of Equity Awards Granted in any Prior Year that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Fair Value of Equity Awards ($)				(224,735)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table Total ($)				523,739	707,875	489,021
Compensation Actually Paid ($)				455,023	657,924	595,800
Non-PEO NEO Average Total Compensation Amount	[5]			523,739	707,875	489,021
Non-PEO NEO Average Compensation Actually Paid Amount	[4],[5]			455,023	657,924	595,800
Total Adjustments for Fair Value of Equity Awards ($)				202,551	125,055	298,460
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Fair Value of Equity Awards ($)				(271,267)	(175,006)	(191,681)
Non-PEO NEO [Member] | Fair Value of Outstanding and Unvested Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Fair Value of Equity Awards ($)				257,333	173,319	189,530
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Fair Value of Equity Awards ($)				(39,460)	(23,764)	38,041
Non-PEO NEO [Member] | Change in Fair Value of Prior Year Equity Awards Vested [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Fair Value of Equity Awards ($)				(15,322)	(24,500)	408
Non-PEO NEO [Member] | Fair Value on Vesting date of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Fair Value of Equity Awards ($)						70,481
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted in any Prior Year that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Fair Value of Equity Awards ($)

[1]	The amounts reported in this column reflect our cumulative total shareholder return (“TSR”) as of December 31 of each year presented, assuming an initial fixed $100 investment on December 31, 2021. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. No dividends were paid on stock or option awards in 2024, 2023 or 2022.
[2]	The dollar amounts reported represent the amount of net loss attributable to the Company’s shareholders as reflected in our consolidated audited financial statements for the applicable year.
[3]	The dollar amounts reported in this column are the amounts of total compensation reported in the “Total” column of the Summary Compensation Table for the 2022, 2023 and 2024 fiscal years for the persons who served as our principal executive officer (“PEO”) for the applicable year. Effective May 2024, Mr. Fleming resigned as our PEO. Mr. Fleming’s compensation information for 2024 is included in this table as a former PEO in accordance with Item 402(v) of Regulation S-K. Mr. Fleming’s compensation information for 2022 and 2023 is included because he served as our PEO such years. Effective May 2024, Mr. Nixon was appointed as Chief Executive Officer, and since such date, has performed the duties of PEO. For additional information, see “Executive Compensation—Summary Compensation Table.”
[4]	The dollar amounts reported in this column represent the amount of “compensation actually paid” to our current and former PEO and our other NEOs (on average), as computed in accordance with Item 402(v) of Regulation S-K. “Compensation actually paid” is computed by subtracting the amounts in the “Stock Awards” column of the Summary Compensation Table for the applicable year from the “Total” column of the Summary Compensation Table for the applicable year and then, as applicable: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; (v) subtracting, for any awards granted in any prior year that fail to meet the applicable vesting conditions during the reporting year, the amount equal to the fair value at the end of the prior year and (vi) adding the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The following table reflects the adjustments made to compute “compensation actually paid”:
[5]	The dollar amounts reported in this column represent the average of the amounts reported for our NEOs as a group (excluding Messrs. Nixon and Fleming) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Messrs. Nixon and Fleming) included for purposes of calculating the average amounts in each applicable year are as follows: for 2024, Messrs. McNeil and Waldrop, for 2023, Mr. McNeil, and for 2022, Messrs. McNeil and Chris Morrison.